Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		₨ 1,635,624.6		₨ 1,176,493.3
Net unrealized gain/(loss) arising during the period		49,345.9		17,769.0
Amounts reclassified to income		(8,823.1)		(1,895.5)
Balance		1,896,493.8	$ 25,155.7	1,635,624.6
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]			0.0
Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		10,474.3		(4,467.3)
Net unrealized gain/(loss) arising during the period		47,574.2		17,105.1
Amounts reclassified to income		(8,823.1)		(1,895.5)
Balance		49,225.4	652.9	10,474.3
Available for Sale Securities | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance				(268.0)
Foreign Currency Translation Reserve
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		1,334.5		670.6
Net unrealized gain/(loss) arising during the period		1,771.7		663.9
Amounts reclassified to income		0.0		0.0
Balance		3,106.2	41.2	1,334.5
Foreign Currency Translation Reserve | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance				0.0
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		11,808.8		(3,796.7)
Balance		₨ 52,331.6	$ 694.1	11,808.8
Accumulated Other Comprehensive Income (Loss) | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]			₨ (268.0)

[1]	Effective April 1, 2018, the Bank adopted ASU 2016-01 “Financial Instruments—Overall (Subtopic 825-10)(see note 19)